Financial Assets and Financial Liabilities - Summary of Financial Liabilities (Interest-Bearing Loans and Borrowings) (Detail) - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Secured bank borrowings		¥ 1,340,446
Total interest-bearing loans and bank borrowings	¥ 5,201,412	2,530,421
Total current	2,270,134	1,091,898
Total non-current	2,931,278	1,438,523
Total interest-bearing loans and bank borrowings	5,201,412	2,530,421
Long-term borrowings [member] | Variable interest rates [member]
Disclosure of detailed information about borrowings [line items]
Secured bank borrowings		1,340,446
Unsecured bank borrowings	2,735,420	14,000
Long-term borrowings [member] | Fixed interest rates [member]
Disclosure of detailed information about borrowings [line items]
Unsecured bank borrowings	¥ 2,465,992	¥ 1,175,975